Members' Equity And Corporate Reorganization - Schedule of Capital Units (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Capital Unit [Line Items]
Beginning Balance		$ 151,915	[1]	$ 613,520
Issuance of capital units, net of issuance costs				1,562,842
Ending Balance	[1]	$ (14,686,247)		$ 151,915
Capital Units [Member]
Capital Unit [Line Items]
Beginning Balance, Shares		9,429,006		8,748,276
Beginning Balance		$ 10,681,040		$ 9,118,198
Conversion of capital units into convertible preferred stock, Shares		(9,429,006)
Conversion of capital units into convertible preferred stock, Value		$ (10,681,040)
Issuance of capital units, net of issuance costs,Shares				680,730
Issuance of capital units, net of issuance costs				$ 1,562,842
Ending Balance, Shares		0		9,429,006
Ending Balance		$ 0		$ 10,681,040
Class A1 Capital Units
Capital Unit [Line Items]
Beginning Balance, Shares		8,811,088		8,748,276
Beginning Balance		$ 9,289,298		$ 9,118,198
Conversion of capital units into convertible preferred stock, Shares		(8,811,088)
Conversion of capital units into convertible preferred stock, Value		$ (9,289,298)
Issuance of capital units, net of issuance costs,Shares				62,812
Issuance of capital units, net of issuance costs				$ 171,100
Ending Balance, Shares		0		8,811,088
Ending Balance		$ 0		$ 9,289,298
Class B1 Capital Units
Capital Unit [Line Items]
Beginning Balance, Shares		514,932		0
Beginning Balance		$ 1,329,024		$ 0
Conversion of capital units into convertible preferred stock, Shares		(514,932)
Conversion of capital units into convertible preferred stock, Value		$ (1,329,024)
Issuance of capital units, net of issuance costs,Shares				514,932
Issuance of capital units, net of issuance costs				$ 1,329,024
Ending Balance, Shares		0		514,932
Ending Balance		$ 0		$ 1,329,024
Class B1-A Capital Units
Capital Unit [Line Items]
Beginning Balance, Shares		102,986		0
Beginning Balance		$ 62,718		$ 0
Conversion of capital units into convertible preferred stock, Shares		(102,986)
Conversion of capital units into convertible preferred stock, Value		$ (62,718)
Issuance of capital units, net of issuance costs,Shares				102,986
Issuance of capital units, net of issuance costs				$ 62,718
Ending Balance, Shares		0		102,986
Ending Balance		$ 0		$ 62,718

[1]	Retroactively adjusted for the reverse recapitalization as described in Note 1.